Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

EUR million
	2022	2021	2020
Technology and systems	2,473	2,182	2,119
Property, fixtures and supplies (note 2.k)	804	789	827
Technical reports	785	689	672
Taxes other than income tax	559	558	537
Advertising	559	510	523
Communications	410	401	473
Surveillance and cash courier services	336	306	325
Per diems and travel expenses	163	69	73
Insurance premiums	108	109	88
Other administrative expenses	2,174	1,830	1,900
	8,371	7,443	7,537

Schedule of technical reports includes the fees paid by various Group companies
Technical reports includes the fees paid by the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2022	2021	2020
Audit	113.4	104.6	99.4
Audit-related services	6.4	6.0	6.0
Tax services	0.5	0.7	0.8
All other	4.8	2.4	1.2
Total	125.1	113.7	107.4

Schedule of number of offices	The number of offices at 31 December 2022, 2021 and 2020 is as follows:

Number of branches
	Group
	2022	2021	2020
Spain	1,966	1,998	2,989
Group	7,053	7,231	7,597
	9,019	9,229	10,586